UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

       Investment Company Act file number 811-03779


       Name of Fund:  BBH TRUST

			BBH Money Market Fund
			BBH U.S. Treasury Money Fund
			BBH Tax Fee Short/Intermediate Fixed Income Fund
			BBH Tax Exempt Money Fund

               (Exact name of registrant as specified in charter)

               		40 Water Street Boston MA., 02109
                    (Address of principal executive offices)

       			Nancy D. Osborn, Principal Financial Officer,
				BBH Trust, 40 Water Street,
        			Boston, MA, 02109
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH MONEY MARKET FUND -

The Fund's underlying assets are invested with the Master Fund
 (BBH US Money Market Portfolio 1940 Act File Number 811-08842)

	BBH U.S. TREASURY MONEY FUND
	PORTFOLIO OF INVESTMENTS
	March 31, 2005 (unaudited)

	Principal
	Amount											Value

			U.S. TREASURY BILLS (a) (93.7%)
	 $3,175,000 	due 04/14/05, 2.669%					 	$3,171,986
	 139,025,000 	due 04/21/05, 2.620%					 	138,825,213
	 7,200,000 		due 04/28/05, 2.430%						 7,187,090
	 350,000 		due 05/05/05, 2.631%						 349,151
													-----------
			Total U.S. Treasury Bills						149,533,440

			U.S. TREASURY NOTES (6.4%)
	 5,200,000 		due 04/30/05, 1.625% 						 5,199,182
	 5,000,000 		due 12/31/05, 1.875% 						 4,962,061
													-------------
			Total U.S. Treasury Notes						 10,161,243

	TOTAL INVESTMENTS, AT AMORTIZED COST 				100.1	%	 $159,694,683
	LIABILITIES IN EXCESS OF OTHER ASSETS				(0.1)		 (146,313)
											-------	------------
	NET ASSETS 			 						100.0	%	 $159,548,370



NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
						www.bbhfunds.com

	(a)  Rates shown are yields to maturity at time of purchase.

	      Portfolio holdings are shown as of the date indicated.

		Since market conditions fluctuate suddenly and

		frequently, the portfolio holdings may change

		and this list is not indicative of future portfolio

		composition.

		These portfolio holdings are not intended to be and

		do not constitute recommendations that others buy,

		sell, or hold any of the securities listed.

	      An investment in money market funds is neither

		insured nor guaranteed by the Federal Deposit Insurance

		Corporation or any other government agency. Although

		money market funds seek to preserve the value of

	     	our investment at $1.00 per share, it is possible

		to lose money by investing in these funds.

	     For more complete information on the fund,

		call 1-800-625-5759 for a prospectus or

		visit www.bbhfunds.com.

	     You should consider the fund's investment objectives,

		risks, charges, and expenses carefully before you invest.


	     Information about these and other important subjects is

		in the Fund's prospectus, which you should read

		carefully before investing.

	     The BBH Fund Family is managed by Brown Brothers

		Harriman. The Distributor is Edgewood Services, Inc.

		Date of first use: 6/05.

	BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
	PORTFOLIO OF INVESTMENTS
	March 31, 2005 (unaudited)

	Principal											Maturity		Interest
	Amount											Date			Rate		Value

			MUNICIPAL BONDS (98.8%)
			CERTIFICATE OF PARTICIPATION (0.9%)
	 $1,060,000 		Platte County, Missouri					03/01/08		4.000%	$1,089,563
																		------------

			EDUCATION (6.1%)
	1,000,000 		Arizona State University 					07/01/08		5.000 	1,059,030
	1,000,000 		Greenville County, South Carolina, School District	12/01/07		5.000 	1,047,780
	2,000,000 		New York State Dormitory Authority				2/15/07		4.000 	2,036,240
	575,000 		New York State Dormitory Authority				2/15/07		3.000 	575,092
	1,500,000 		Texas A & M University						5/15/07		5.000 	1,563,390
	750,000 		University of Houston, Texas					2/15/07		3.500 	758,077
																		----------
			Total Education													7,039,609
																		------------


			ESCROWED TO MATURITY (0.9%)1
	1,040,000 		New Mexico Finance Authority, Highway Revenue	09/01/06		5.000 		1,072,750
																		------------


			GENERAL OBLIGATIONS (46.9%)
	1,475,000 		Austin, Texas						09/01/06		5.250 		1,525,460
	2,000,000 		Austin, Texas						09/01/06		5.000 		2,061,580
	1,000,000 		Beaufort County, South Carolina, School
        District						03/01/08		4.000 		1,028,450
	1,000,000 		Branson, Missouri, School District			03/01/08		4.000 		1,023,960
	200,000 		California State						02/01/08		5.000 		210,240
	450,000 		Carrollton-Farmers Branch, Texas,
					 Independent School District			02/15/06		4.000 		455,319
	870,000 		Chester County, Pennsylvania				09/01/08		4.000 		894,534
	500,000 		Chicago, Illinois						01/01/08		4.000 		512,240
	1,000,000 		Chicago, Illinois, Metropolitan Water
				 Reclamation District					12/01/07		5.000 		1,051,430
	1,000,000 		Chicago, Illinois, Park District			01/01/08		4.500 		1,037,520
	1,000,000 		Dallas, Texas						02/15/08		4.000 		1,026,090
	1,000,000 		Delaware County, Pennsylvania				10/01/05		5.300 		1,013,960

	1,000,000 		Delaware State						08/01/07		4.500 		1,037,930
	655,000 		Du Page County, Illinois, Forest Preserve
        District						11/01/05		6.000 		668,080
	500,000 		El Paso, Texas						08/15/07		4.500 		517,880
	650,000 		Florida State Board of Education			06/01/06		4.000 		659,678
	1,400,000 		Georgia State						08/01/06		4.000 		1,424,906
	1,000,000 		Georgia State						11/01/07		3.000 		1,003,430
	1,175,000 		Greensboro, North Carolina				05/01/08		4.000 		1,212,012
	1,000,000 		Guilford County, North Carolina2			10/01/07		4.000 		1,023,810
	1,075,000 		Hamilton County, Tennessee				10/01/07		4.000 		1,101,112
	1,000,000 		Harris County, Texas					10/01/05		5.000 		1,012,610
	1,750,000 		Hawaii State						02/01/07		5.250 		1,822,730
	1,175,000 		Houston, Texas, Independent School District	07/15/06		3.500 		1,186,397
	500,000 		Huntsville, Alabama					11/01/05		4.000 		504,370
	1,500,000 		Illinois State						08/01/07		5.000 		1,567,785
	1,430,000 		Jordan, Utah, School District				06/15/08		4.000 		1,470,998
	820,000 		Las Vegas-Clark County, Nevada, Library
        District						06/01/07		2.750 		817,597
	580,000 		Las Vegas-Clark County, Nevada, Library
        District						06/01/08		3.000 		576,015
	2,000,000 		Massachusetts State					01/01/07		4.000 		2,039,360
	1,725,000 		Milwaukee County, Wisconsin				08/01/07		4.000 		1,764,520
	1,000,000 		Milwaukee, Wisconsin					09/01/06		5.000 		1,030,790
	1,000,000 		Minneapolis, Minnesota					12/01/05		5.000 		1,016,250
	1,000,000 		Mississippi State						12/01/05		5.000 		1,016,060
	750,000 		New Haven, Connecticut					11/01/05		5.000 		761,002
	505,000 		Ocean Township, New Jersey, Board of Education	03/01/08		4.250 		522,857
	1,090,000 		Oklahoma City, Oklahoma					03/01/07		4.000 		1,114,492
	1,000,000 		Portsmouth, Virginia					07/01/07		4.000 		1,024,080
	500,000 		San Antonio, Texas					08/01/05		5.000 		504,140
	2,500,000 		Seattle, Washington2					08/31/05		1.650 		2,491,425
	1,000,000 		Shelby County, Tennessee				04/01/06		5.000 		1,023,180


			NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE www.bbhfunds.com

	BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
	PORTFOLIO OF INVESTMENTS (continued)
	March 31, 2005 (unaudited)

	Principal										Maturity		Interest
	Amount										Date			Rate			Value

			MUNICIPAL BONDS (continued)
			GENERAL OBLIGATIONS (continued)
	 $1,065,000 		Southington, Connecticut			09/15/08		2.500%	 	$1,039,877
	2,500,000 		Texas State							10/01/06		5.000 		2,581,500
	1,000,000 		Texas State							10/01/07		5.000 		1,049,090
	750,000 		Vermont State						02/01/07		4.000 		765,458
	725,000 		Virginia Beach, Virginia				07/15/07		5.300 		763,875
	1,000,000 		Virginia State						06/01/06		4.000 		1,016,040
	1,585,000 		Warren County, Tennessee				06/01/08		4.250 		1,641,759
	2,000,000 		Washington State						01/01/07		3.500 		2,021,500
																		------------
			Total General Obligations											54,635,378
																		------------


			HEALTH CARE (2.5%)
	1,400,000 		California Statewide Communities Development
				 Authority2							05/01/07		2.300 		1,371,062
	1,025,000 		Chemung County, New York, Industrial
				 Development Agency					11/01/06		4.000 		1,038,715
	500,000 		Harris County, Texas, Health Facilities
				 Development Authority					12/01/07		5.000 		524,800
																		------------
			Total Health Care													2,934,577
																		------------


			HOUSING (1.8%)
	1,000,000 		Alaska State Housing Financial Corp.		12/01/05		5.000 		1,016,250
	1,000,000 		Puerto Rico Housing Finance Authority		12/01/08		4.500 		1,045,780
																		------------
			Total Housing													2,062,030
																		------------


			INDUSTRIAL (1.8%)
	1,000,000 		La Cygne, Kansas, Environmental Improvement
				Revenue2							09/01/05		2.250 		996,370
	1,020,000 		Missouri State Environmental Improvement
        & Energy  Resources Authority, Pollution
        Control Revenue						01/01/06		6.000 		1,045,928
																		------------
			Total Industrial													2,042,298
																		------------

			MISCELLANEOUS (4.4%)
	1,000,000 		Kentucky State Property & Buildings
				 Commission							02/01/06		5.250 		1,021,300
	2,000,000 		Ohio State Building Authority				04/01/08		4.500 		2,082,240
	1,000,000 		Southcentral Pennsylvania General Authority
				 Revenue2							12/01/08		4.500 		1,037,470
	1,000,000 		Tobacco Settlement Financing Corp., New York	06/01/07		4.000 		1,017,550
																		------------
			Total Miscellaneous												5,158,560
																		------------


			PRE-REFUNDED (1.8%)1
	1,000,000 		Ohio State Public Facilities Commission		06/01/08		4.700 		1,050,780
	1,000,000 		Washington County, Oregon, School District	11/01/05		6.000 		1,020,600
																		------------
			Total Pre-Refunded												2,071,380
																		------------


			SALES TAX (3.6%)
	1,100,000 		Illinois State Sales Tax Revenue			06/15/07		3.000 		1,102,530
	1,000,000 		Jacksonville, Florida, Sales Tax Revenue		10/01/05		5.000 		1,012,560
	2,000,000 		New York, New York, City Transitional Finance
				 Authority							11/01/07		5.000 		2,103,340
																		------------
			Total Sales Tax													4,218,430
																		------------

			TRANSPORTATION (11.8%)
	500,000 		Florida State Turnpike Authority			07/01/05		6.500 		504,920
	500,000 		Florida State Turnpike Authority			07/01/05		5.500 		503,740
	725,000 		Massachusetts State Federal Highway Grant		06/15/07		4.200 		741,922
	1,000,000 		Michigan State Trunk Line Highway Revenue		10/01/06		5.000 		1,032,750
	1,000,000 		New Jersey State Transportation Trust		12/15/06		5.000 		1,034,270
	1,500,000 		New Mexico State Highway Commission			06/15/06		5.000 		1,539,510
	1,000,000 		New York State Thruway Authority			03/15/08		5.000 		1,053,060
	2,000,000 		Orlando & Orange County, Florida, Expressway
				Authority							07/01/07		4.500 		2,071,000
	700,000 		Phoenix, Arizona, Street & Highway User Revenue	07/01/08		4.500 		731,045
	1,500,000 		Texas State Turnpike Authority			06/01/07		5.000 		1,564,665
	2,000,000 		Texas State Turnpike Authority			06/01/07		4.000 		2,044,740
	925,000 		Triborough Building & Tunnel Authority,
        New York 							11/15/06		4.000 		944,111
																		------------

			Total Transportation												13,765,733
																		------------


			NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE www.bbhfunds.com

	BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
	PORTFOLIO OF INVESTMENTS (continued)
	March 31, 2005 (unaudited)

	Principal										Maturity		Interest
	Amount										Date			Rate			Value

			MUNICIPAL BONDS (continued)
			UTILITIES (4.5%)
	 $900,000 		Boise-Kuna Irrigation District, Idaho,
				Hydroelectricity Plant Project			07/01/07		5.250%		 $942,291
	1,000,000 		Colorado Springs, Colorado, Utilities Revenue	11/15/08		5.000 		1,065,460
	1,000,000 		Nebraska Public Power District			01/01/07		4.000 		1,018,830
	500,000 		Salt River Project, Arizona				01/01/08		4.000 		513,700
	1,000,000 		St. John's River Power Park, Florida		10/01/06		5.000 		1,031,710
	650,000 		Washington State Public Power Supply System	07/01/05		5.000 		653,933
																		------------
			Total Utilities													5,225,924
																		------------


			WATER/SEWER (11.8%)
	1,345,000 		Anderson, South Carolina, Water & Sewer Revenue	07/01/08		4.000 		1,386,170
	2,000,000 		Broward County, Florida, Water & Sewer Revenue	10/01/07		4.000 		2,052,460
	2,500,000 		Dallas, Texas, Waterworks & Sewer System
				 Revenue							10/01/06		5.000 		2,579,275
	485,000 		El Paso, Texas, Water & Sewer Revenue		03/01/07		4.000 		494,991
	980,000 		El Paso, Texas, Water & Sewer Revenue		03/01/08		4.000 		1,005,676
	1,000,000 		Irving, Texas, Waterworks & Sewer Revenue		08/15/07		4.375 		1,031,780
	1,000,000 		Los Angeles, California, Water & Power Revenue	07/01/07		4.500 		1,037,710
	500,000 		Metropolitan Water District of Southern
        California2					04/01/05		2.250 		500,000
	500,000 		Michigan Municipal Bond Authority, Clean Water
					 Revenue						10/01/05		5.000 		506,330
	1,000,000 		Michigan Municipal Bond Authority, Clean Water
					 Revenue						10/01/06		5.000 		1,033,190
	1,000,000 		Ohio State Water Development Authority		06/01/06		5.000 		1,026,540
	1,000,000 		Tarrant Regional Water District, Texas		03/01/06		4.500 		1,017,050
																		------------
			Total Water/Sewer													13,671,172
																		------------

	 TOTAL INVESTMENTS (Identified cost $116,089,709)3						98.8	%	 	$114,987,404
	 OTHER ASSETS IN EXCESS OF LIABILITIES  								1.2			   1,413,664
															-------		------------
	 NET ASSETS 												100.0	%	 	$116,401,068
															-------		------------
															-------		------------


	1    General obligation or revenue bonds that have

		been fully secured or collateralized by an escrow

		fund consisting of U.S. Government obligations

		that can adequately meet interest and principal

		payments. For pre-refunded obligations,

	      the stated maturity date represents the date

		of redemption which, pursuant to the terms

		of the escrow agreement, has been accelerated

		from the originally stated maturity date.

	2   Variable rate instrument. Interest rates change

		on specific dates (such as a coupon or interest

		payment date). The yield shown represents

		the March 31, 2005 coupon rate.

	3   The aggregate cost for federal income tax

		purposes is $116,089,709.  The aggregate

		 gross unrealized appreciation is

 		$177,474, and the aggregate gross unrealized

		depreciation is $1,279,779, resulting in net

		unrealized depreciation of $1,102,305.


	      Portfolio holdings are shown as of the

		 date indicated.  Since market conditions

		 fluctuate suddenly and	frequently, the

		portfolio holdings may change and this

		list is not indicative of future portfolio

		composition.  These portfolio holdings

		are not intended to be and do not constitute

		recommendations that others buy,

	      sell, or hold any of the securities listed.

	      For more complete information on the fund,

		call 1-800-625-5759 for a prospectus or

		visit www.bbhfunds.com.

	      You should consider the fund's investment

		 objectives, risks, charges, and expenses

		 carefully before you invest.

	      Information about these and other important

		subjects is in the Fund's prospectus, which

		you should read

		carefully before investing.

	      The BBH Fund Family is managed by Brown Brothers

		Harriman. The Distributor is Edgewood Services, Inc.

	      Date of first use: 6/05.

		 NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
		www.bbhfunds.com

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Principal													Maturity		Interest
Amount													Date			Rate			Value

		MUNICIPAL BONDS (89.9%)
		CERTIFICATE OF PARTICIPATION (0.4%)
 $2,100,000 		Denver, Colorado, City & Council1					04/06/05		2.280%		$2,100,000
																				-----------


		EDUCATION (12.5%)
3,200,000 		Connecticut State Health & Educational Facilities Authority1	04/01/05		2.300 		3,200,000
2,500,000 		Connecticut State Health & Educational Facilities Authority1	04/01/05		2.300 		2,500,000
5,000,000 		Connecticut State Health & Educational Facilities Authority1	04/06/05		2.170 		5,000,000
3,450,000 		Massachusetts State Health & Educational Facilities Authority1	04/01/05		2.240 		3,450,000
3,000,000 		Massachusetts State Health & Educational Facilities Authority1	04/07/05		2.160 		3,000,000
9,000,000 		Michigan State University1							04/06/05		2.220 		9,000,000
11,500,000 		New Hampshire Health & Education Facilities Authority1		04/06/05		2.220 		11,500,000
2,800,000 		New Hampshire Health & Education Facilities Authority1		04/06/05		2.220 		2,800,000
6,100,000 		New Jersey State Educational Facilities Authority1			04/01/05		2.300 		6,100,000
1,435,000 		New Jersey State Educational Facilities Authority1			04/01/05		1.940 		1,435,000
2,000,000 		New York State Dormitory Authority1						04/07/05		2.270 		2,000,000
1,500,000 		Oakland University, Michigan1							04/06/05		2.270 		1,500,000
3,000,000 		Ohio State University1								04/07/05		2.270 		3,000,000
1,500,000 		Ohio State University1								04/07/05		2.270 		1,500,000
1,000,000 		Ohio State University1								04/20/05		1.460 		1,000,000
2,500,000 		University of Missouri1								04/01/05		2.300 		2,500,000
1,800,000 		University of Pittsburgh1							04/06/05		2.270 		1,800,000
																				-----------
		Total Education																61,285,000
																				-----------







		ESCROWED TO MATURITY (1.4%)2
2,610,000 		District of Columbia								06/01/05		5.875 		2,626,692
2,000,000 		Michigan Municipal Bond Authority						12/01/05		5.000 		2,036,164
2,000,000 		Salt River Project, Arizona							01/01/06		5.625 		2,048,673
																				-----------
		Total Escrowed to Maturity														6,711,529
																				-----------


		GENERAL OBLIGATIONS (25.6%)
1,500,000 		Arlington County, Virginia							06/01/05		5.000 		1,507,367
4,760,000 		Baltimore County, Maryland							08/01/05		4.500 		4,795,737
4,700,000 		California State1									04/01/05		2.300 		4,700,000
3,600,000 		California State1									04/01/05		2.300 		3,600,000
975,000 		Chicago, Illinois, Metropolitan Water Reclamation District		12/01/05		5.300 		995,850
5,715,000 		Clark County, Nevada, School District1					04/01/05		1.940 		5,715,000
4,690,000 		Columbus, Ohio									11/15/05		5.250 		4,778,115
5,000,000 		Connecticut State1								04/07/05		2.300 		5,000,000
2,385,000 		District of Columbia1								04/06/05		2.270 		2,385,000
1,040,000 		District of Columbia								06/01/05		5.875 		1,046,619
1,600,000 		Durham County, North Carolina							03/01/06		4.500 		1,627,674
1,700,000 		Georgia State									05/01/05		4.000 		1,703,476
1,250,000 		Georgia State									07/01/05		6.000 		1,263,761
600,000 		Georgia State									09/01/05		5.750 		608,881
1,000,000 		Georgia State									10/01/05		6.000 		1,019,621
1,120,000 		Hawaii State									10/01/05		5.000 		1,136,315
1,200,000 		Hennepin County, Minnesota1							04/07/05		2.130 		1,200,000
300,000 		Hennepin County, Minnesota1							04/07/05		2.130 		300,000
1,600,000 		Henrico County, Virginia							07/15/05		5.000 		1,614,240
1,000,000 		Illinois State									07/01/05		5.000 		1,008,821
1,680,000 		Jefferson County, Colorado, School District				12/15/05		5.250 		1,717,401
3,170,000 		Kansas City, Kansas								09/01/05		5.500 		3,211,475
600,000 		King County, Washington								12/01/05		4.000 		606,671
1,500,000 		Lake County, Illinois, Forest Preservation District			12/15/05		5.000 		1,531,118
2,185,000 		Maryland State									06/15/05		5.250 		2,199,612


			NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
				www.bbhfunds.com

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2005 (unaudited)

Principal													Maturity		Interest
Amount													Date			Rate			Value

		MUNICIPAL BONDS (continued)
		GENERAL OBLIGATIONS (continued)
 $1,650,000 		Maryland State								07/15/05		5.250%		$1,665,691
2,000,000 		Maryland State									02/01/06		5.000 		2,045,019
9,800,000 		Minneapolis, Minnesota1								04/07/05		2.130 		9,800,000
2,000,000 		Minneapolis, Minnesota1								04/07/05		2.130 		2,000,000
620,000 		Minneapolis, Minnesota1								04/07/05		2.130 		620,000
3,000,000 		Minnesota State									10/01/05		5.000 		3,040,020
1,300,000 		Minnesota State									11/01/05		5.250 		1,324,131
1,000,000 		Minnesota State									11/01/05		5.000 		1,017,420
1,000,000 		Missouri State									08/01/05		6.000 		1,012,639
5,000,000 		Montgomery County, Maryland							04/01/05		3.000 		5,000,000
1,000,000 		Montgomery County, Maryland							05/01/05		5.375 		1,003,418
1,000,000 		Montgomery County, Maryland							07/01/05		5.700 		1,010,472
3,400,000 		New York, New York1								04/01/05		2.320 		3,400,000
600,000 		New York, New York1								04/01/05		2.280 		600,000
3,300,000 		New York, New York1								04/01/05		2.250 		3,300,000
1,700,000 		New York, New York1								04/01/05		2.250 		1,700,000
1,700,000 		New York, New York1								04/01/05		2.250 		1,700,000
750,000 		New York, New York1								04/01/05		2.250 		750,000
600,000 		New York, New York1								04/01/05		1.950 		600,000
2,000,000 		Pittsburgh, Pennsylvania, School District					09/01/05		5.000 		2,021,780
1,175,000 		Pennsylvania State								08/01/05		5.000 		1,187,320
1,000,000 		Pennsylvania State								01/01/06		5.000 		1,020,790
3,600,000 		Seattle, Washington1								08/31/05		1.650 		3,600,000

1,000,000 		Snohomish County, Washington							12/01/05		6.000 		1,024,886

700,000 		South Carolina State								04/01/05		5.250 		700,000
1,490,000 		South Carolina State								01/01/06		5.000 		1,522,376
1,100,000 		Spotsylvania County, Virginia							07/15/05		4.375 		1,106,570
7,430,000 		Texas State										08/31/05		3.000 		7,467,252
1,500,000 		Virginia State									06/01/05		4.000 		1,506,706
2,000,000 		Virginia State									06/01/05		5.500 		2,011,951
3,150,000 		Washington Suburban Sanitation District, Maryland			06/01/05		5.000 		3,166,184
1,140,000 		Washington Suburban Sanitation District, Maryland			06/01/05		4.500 		1,145,578
1,000,000 		Washington Suburban Sanitation District, Maryland			06/01/05		4.500 		1,005,304
																				-----------
		Total General Obligations														125,348,261
																				-----------

		HEALTH CARE (3.8%)
2,400,000 		Harris County, Texas, Health Facilities Development Corp.1		04/01/05		2.300 		2,400,000
800,000 		Harris County, Texas, Health Facilities Development Corp.1		04/01/05		2.250 		800,000
5,500,000 		Illinois Health Care Facilities Authority1				04/06/05		2.270 		5,500,000
8,500,000 		Montana State Health Facilities Authority1				04/06/05		2.410 		8,500,000
1,500,000 		Oklahoma State Industries Authority, Hospital Revenue1		04/01/05		2.300 		1,500,000
																				-----------
		Total Health Care																18,700,000
																				-----------

		INDUSTRIAL (8.3%)
2,600,000 		Berkeley County, South Carolina, Pollution Control Revenue1		04/01/05		2.300 		2,600,000
1,100,000 		California Statewide Communities
			 Development Authority, Pollution Control Revenue1			04/01/05		2.250 		1,100,000
6,250,000 		Columbia, Alabama, Pollution Control Revenue1				04/01/05		2.330 		6,250,000
300,000 		Columbia, Alabama, Pollution Control Revenue1				04/01/05		2.330 		300,000
600,000 		Delaware County, Pennsylvania, Industrial Development
			Authority1										04/06/05		2.250 		600,000
5,950,000 		Forsyth, Montana, Pollution Control Revenue1				04/01/05		2.330 		5,950,000
3,700,000 		Gulf Coast Waste Disposal Authority, Texas1				04/01/05		1.940 		3,700,000
1,000,000 		Gulf Coast Waste Disposal Authority, Texas1				04/01/05		1.940 		1,000,000
2,400,000 		Harris County, Texas, Pollution Control Revenue1			04/01/05		2.250 		2,400,000
1,800,000 		Harris County, Texas, Pollution Control Revenue1			04/01/05		2.300 		1,800,000


			NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
				www.bbhfunds.com

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2005 (unaudited)

Principal													Maturity		Interest
Amount													Date			Rate			Value
		MUNICIPAL BONDS (continued)
		INDUSTRIAL (continued)
 $1,000,000 		Hurley, New Mexico, Pollution Control Revenue1			04/01/05		2.300%		$1,000,000
5,000,000 		Jackson County, Mississippi, Port Facility Revenue1			04/01/05		2.300 		5,000,000
1,300,000 		Joliet, Illinois, Regional Port District1					04/01/05		1.940 		1,300,000
1,700,000 		Kemmerer, Wyoming, Pollution Control Revenue1				04/01/05		1.940 		1,700,000
1,500,000 		Lincoln Country, Wyoming, Pollution Control Revenue1			04/01/05		1.940 		1,500,000
500,000 		Lincoln County, Wyoming, Pollution Control Revenue1			04/01/05		2.190 		500,000
800,000 		Midlothian, Texas, Pollution Control Revenue1				04/06/05		2.270 		800,000
1,000,000 		Port Arthur, Texas, Navigation District1					04/01/05		2.300 		1,000,000
2,200,000 		Valdez, Alaska, Marine Terminal Revenue1					04/01/05		2.200 		2,200,000
																				-----------
		Total Industrial																40,700,000
																				-----------

		MISCELLANEOUS (11.4%)
1,000,000 		Arkansas Development Finance Authority					11/01/05		5.000 		1,017,294
1,600,000 		California Housing Finance Agency1						04/20/05		1.480 		1,600,000
1,300,000 		California Housing Finance Agency1						04/06/05		2.300 		1,300,000
5,000,000 		California State									06/30/05		3.000 		5,011,980
7,800,000 		California State Economic Recovery Bond1					04/01/05		2.300 		7,800,000
1,365,000 		Clayton County, Georgia, Housing Authority1				04/20/05		1.500 		1,365,000
1,500,000 		Colorado Housing & Finance Authority1					04/06/05		2.270 		1,500,000
4,060,000 		Fulton County, Georgia, Building Authority				01/01/06		4.000 		4,117,190
2,180,000 		Kansas State Development Finance Authority				08/01/05		3.000 		2,191,670
3,155,000 		Maine Municipal Bond Bank							09/01/05		3.000 		3,168,009
5,300,000 		Michigan State Housing Development Authority,
			Rental Housing Revenue1								04/06/05		2.250 		5,300,000
900,000 		New York State Local Government Assistance Corp.1			04/06/05		2.200 		900,000
3,500,000 		New York State Local Government Assistance Corp.1			04/06/05		2.260 		3,500,000
5,700,000 		New York, New York, City Transitional Finance Authority1		04/01/05		2.280 		5,700,000
500,000 		New York, New York, City Transitional Finance Authority1		04/01/05		2.280 		500,000
200,000 		New York, New York, City Transitional Finance Authority1		04/01/05		2.280 		200,000
5,000,000 		New York, New York, City Transitional Finance Authority1		04/06/05		2.270 		5,000,000
2,170,000 		New York, New York, City Transitional Finance Authority1		04/06/05		2.270 		2,170,000
1,200,000 		New York, New York, City Transitional Finance Authority1		04/06/05		2.270 		1,200,000
1,000,000 		New York, New York, City Transitional Finance
        Authority1										04/06/05		2.270 		1,000,000
1,575,000 		Ohio State Building Authority							10/01/05		5.000 		1,598,425
																				-----------
		Total Miscellaneous															56,139,568
																				-----------

		PRE-REFUNDED (8.9%)2
1,000,000 		Arlington County, Virginia						06/01/05			5.150 		1,020,110
1,540,000 		Bexar, Texas, Metropolitan Water District				05/01/05			6.000 		1,576,467
1,150,000 		Charlotte, North Carolina						04/01/05			5.300 		1,173,000
1,000,000 		Charlotte, North Carolina						04/01/05			5.300 		1,020,000
950,000 		Chesapeake, Virginia							05/01/05			5.500 		972,110
1,320,000 		Chesapeake, Virginia							12/01/05			5.375 		1,372,561
1,500,000 		Dallas County, Texas							08/15/05			5.500 		1,518,422
2,000,000 		Dallas, Texas, Independent School District			08/15/05			5.400 		2,025,520
1,200,000 		Hamilton County, Ohio, Sewer System Revenue			12/01/05			5.800 		1,251,382
2,900,000 		Houston, Texas								04/01/05			5.750 		2,900,000
1,425,000 		Houston, Texas								04/01/05			5.250 		1,425,000
8,480,000 		Indiana University							08/01/05			5.875 		8,752,920
2,500,000 		Lakeshore, Michigan, Public Schools					05/01/05			5.750 		2,533,554
5,000,000 		Louisiana State								05/15/05			6.000 		5,123,056
2,030,000 		Michigan State								11/01/05			4.875 		2,082,936
510,000 		Newport News, Virginia							07/01/05			5.625 		524,487
1,000,000 		Newport News, Virginia							07/01/05			5.375 		1,028,119
1,000,000 		Ohio State Public Facilities Commission				11/01/05			5.000 		1,017,222
1,000,000 		Ohio State Public Facilities Commission				11/01/05			4.500 		1,013,894

			NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
				www.bbhfunds.com

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2005 (unaudited)

Principal												Maturity		Interest
Amount												Date			Rate			Value
		MUNICIPAL BONDS (continued)
		PRE-REFUNDED (continued)
 $1,210,000 		Pittsburgh, Pennsylvania, Water & Sewer
				 Authority								09/01/05		5.500%		$1,226,248
3,000,000 		Texas State									04/01/05		5.900 		3,000,000
1,000,000 		Texas State									04/01/05		5.600 		1,000,000
																			-----------
		Total Pre-Refunded														43,557,008
																			-----------

		SPECIAL TAX (2.5%)
7,000,000 		Connecticut State Special Tax						09/01/05		4.000 		7,052,879
5,000,000 		Riverside County, California, Special Tax1			04/06/05		2.230 		5,000,000
																			-----------
		Total Special Tax															12,052,879
																			-----------

		TRANSPORTATION (3.1%)
1,000,000 		Arizona State Transportation Board					07/01/05		5.750 		1,010,624
5,000,000 		Georgia State Road & Tollway Authority				10/01/05		3.000 		5,025,427
1,500,000 		Hawaii State Highway Revenue						07/01/05		5.000 		1,511,136
2,600,000 		Metropolitan Atlanta Rapid Transit Authority, Georgia		07/01/05		6.250 		2,631,490
3,200,000 		Metropolitan Transportation Authority, New York1		04/20/05		1.000 		3,200,000
1,000,000 		New York State Thruway Authority					04/01/05		6.000 		1,000,000
1,060,000 		Oregon State Department of Transportation				06/01/05		4.000 		1,063,599
																			-----------
		Total Transportation														15,442,276
																			-----------

		UTILITIES (2.0%)
4,600,000 		Municipal Electric Authority of Georgia1				04/06/05		2.200 		4,600,000
2,300,000 		Orlando, Florida, Utilities Commission				10/01/05		5.750 		2,340,584
455,000 		Sikeston, Missouri, Electric Revenue				06/01/05		6.000 		457,971
1,400,000 		Washington State Public Power Supply System1			04/06/05		2.280 		1,400,000
1,000,000 		Washington State Public Power Supply System			07/01/05		6.000 		1,010,278
																			-----------
		Total Utilities															9,808,833
																			-----------

		WATER/SEWER (10.0%)
1,400,000 		Boston, Massachusetts, Water & Sewer Commission1		04/07/05		2.250 		1,400,000
1,800,000 		California State Department of Water Resources1			04/06/05		2.310 		1,800,000
9,850,000 		California State Department of Water Resources1			04/07/05		2.250 		9,850,000
1,000,000 		Cobb County, Georgia, Water & Sewer Revenue			07/01/05		2.000 		1,001,431
1,000,000 		Colorado Water Resources & Power Development
				 Authority								09/01/05		5.000 		1,012,634
1,020,000 		Connecticut State Clean Water Fund					04/01/05		5.600 		1,020,000
1,250,000 		Dallas, Texas, Waterworks & Sewer System Revenue		10/01/05		4.000 		1,262,386
2,200,000 		Detroit, Michigan, Sewage Disposal Revenue1			04/06/05		2.310 		2,200,000
3,900,000 		Durham, North Carolina, Water & Sewer Revenue1			04/06/05		2.300 		3,900,000
1,000,000 		Irvine Ranch, California, Water District1				04/20/05		1.570 		1,000,000
4,450,000 		Massachusetts State Water Resources Authority1			04/01/05		2.300 		4,450,000
1,550,000 		Massachusetts State Water Resources Authority1			04/06/05		2.230 		1,550,000
1,000,000 		Massachusetts State Water Resources Authority1			04/06/05		2.230 		1,000,000
4,000,000 		Massachusetts State Water Resources Authority1			04/06/05		2.220 		4,000,000
5,900,000 		Massachusetts State Water Resources Authority1			04/06/05		2.200 		5,900,000
2,550,000 		Metropolitan Water District of Southern California1		04/01/05		2.250 		2,550,000
2,100,000 		New York, New York, City Municipal Water Finance
				 Authority1								04/01/05		2.240 		2,100,000
2,000,000 		New York, New York, City Municipal Water Finance
				 Authority1								04/06/05		2.270 		2,000,000
1,000,000 		Ohio State Solid Waste Revenue1					04/01/05		2.360 		1,000,000
																			-----------
		Total Water/Sewer															48,996,451
																			-----------
		Total Municipal Bonds														440,841,805
 																			-----------

		COMMERCIAL PAPER (10.5%)
7,000,000 		City of Houston, Texas							04/06/05		1.950 		7,000,000
3,500,000 		City of San Antonio, Texas						05/10/05		2.050 		3,500,000
3,900,000 		City of San Antonio, Texas						05/11/05		2.030 		3,900,000
4,000,000 		King County, Washington							04/06/05		1.950 		4,000,000
6,700,000 		Massachusetts State Health & Educational
 Facilities Authority							04/07/05		1.950 		6,700,000
10,000,000 		Montgomery County, Maryland						04/07/05		1.950 		10,000,000
2,000,000 		Municipal Electric Authority of Georgia				04/04/05		1.940 		2,000,000

			NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
				www.bbhfunds.com

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2005 (unaudited)

Principal												Maturity		Interest
Amount												Date			Rate			Value
		MUNICIPAL BONDS (continued)
		COMMERCIAL PAPER (continued)
 $5,000,000 		Ohio State								05/16/05		2.030%		$5,000,000
3,705,000 		Texas Public Finance Authority					04/12/05		1.950 		3,705,000
4,567,000 		University of Texas							04/08/05		1.950 		4,567,000
1,330,000 		University of Texas							05/11/05		2.050 		1,330,000

																			-----------
		Total Commercial Paper														51,702,000
																			-----------



 TOTAL INVESTMENTS, AT AMORTIZED COST  									100.4	%	 		$492,543,805
 LIABILITIES IN EXCESS OF OTHER ASSETS  									(0.4)	 			(1,998,471)
															------			------------
 NET ASSETS  													100.0	%			$490,545,334
															------			------------
															------			------------


 1     Variable rate instrument. Interest rates

	 change on specific dates (such as a coupon

	 or interest payment date). The

	 yield shown represents the March 31, 2005

	 coupon rate.

 2    General obligation or revenue bonds

	that have been fully secured or collateralized

	by an escrow fund consisting of U.S.

	Government obligations that can adequately

	meet interest and principal payments.

	For pre-refunded obligations, the

	stated maturity represents the date of

	redemption which, pursuant to the terms

	of the escrow agreement, has been

	accelerated from the originally stated

	maturity date.


        Portfolio holdings are shown as of

	  the date indicated.  Since market conditions

	  fluctuate suddenly and frequently, the portfolio

	  holdings may change and this list is not

	  indicative of future portfolio composition.


        These portfolio holdings are not intended

	  to be and do not constitute recommendations

	  that others buy, sell, or hold any of the

	  securities listed.

        An investment in money market funds is neither

	  insured nor guaranteed by the Federal Deposit

       Insurance Corporation or any other government

	 agency. Although money market funds seek to

	 preserve the value of  your investment at $1.00

	 per share, it is possible to lose money by

	 investing in these funds.


       For more complete information on the fund,

       call 1-800-625-5759 for a prospectus or visit

       www.bbhfunds.com.

       You should consider the fund's investment

       objectives, risks, charges, and expenses

       carefully before you invest.

      Information about these and other important

      subjects is in the Fund's prospectus, which

	you should read carefully before investing.

       The BBH Fund Family is managed by Brown Brothers

       Harriman.  The Distributor is Edgewood Services, Inc.

       Date of first use: 6/05.

			NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
				www.bbhfunds.com





ITEM 2. CONTROLS AND PROCEDURES.

(a)  	Based upon their evaluation
 of the registrant's disclosure
controls and procedures as conducted
 within 90 days of the filing
date of this Form N-Q, the
registrant's principal financial
 officer and principal executive officer
 have concluded that those disclosure
 controls and procedures provide
reasonable assurance that the
material information required
to be disclosed by the registrant
 on this report is recorded,
processed, summarized and reported
 within the time periods specified
in the Securities and Exchange
Commission's rules and forms.

(b) 	There were no significant changes
 in the registrant's internal controls
 or in other factors that could
significantly affect these controls
 subsequent to the date of their
evaluation.



ITEM 3. EXHIBITS.

(a) The certifications required by
 	Rule 30a-2(a) under the Act are
 	attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF
PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. 	I have reviewed this report on
	Form N-Q of BBH Trust on behalf of:
 	BBH Money Market Fund,
	BBH U.S. Treasury Money Fund,
    	BBH Tax Free Short/Intermediate Fixed Income Fund and BBH Tax Exempt Money Fund ("registrant");


2.	Based on my knowledge, this report
 	does not contain any untrue
 	statement of a material fact
 	or omit to
    	state a material fact
 	necessary to make the
	statements made, in light
 	of the circumstances
 	under which such statements
    	were made, not misleading
 	with respect to the period
	covered by this report;

3. 	Based on my knowledge,
	the schedules of investments
	included in this report, fairly
 	present in all material respects the
     investments of the registrant
 	as of, the end of the fiscal
	quarter for which the report
 	is filed;

4. 	The registrant's other certifying
 	officer and I are responsible for
 	establishing and maintaining disclosure
 	controls and procedures
 	(as defined in rule 30a-3(c) under
	the Investment Company Act of 1940)
 	for the registrant and have:

       a.   	designed such disclosure
       	controls and procedures, or
        	caused such disclosure
        	controls and procedures
       	to be designed
     		under our supervision, to
 		ensure that material information
 		relating to the registrant,
		including its consolidated
     		subsidiaries, is
		made known to us by others
		within those entities,
		particularly during the
 		period in which this
		report is being prepared;


       b. 	designed such internal control
        	over financial reporting, or
       	caused such internal control
        	over financial reporting to be
    		designed under our supervision,
 		to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


       c. 	evaluated the effectiveness
       	of the registrant's disclosure
       	controls and procedures and
       	presented in this report our
  		conclusions about the
		effectiveness of the disclosure
		controls and procedures, as of
		a date within 90 days prior to
 		the filing date of this report
 		based on such evaluation; and

       d. 	disclosed in this report any
        	change in the registrant's internal
        	control over financial reporting
       	that occurred during  the registrant's
        	most recent fiscal quarter that has
        	materially affected, or is reasonably
        	likely to materially
    		affect the registrant's internal
 		control over financial reporting; and

5. 	The registrant's other certifying officer
	and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a. 	all significant deficiencies and
       	material weaknesses in the design or
       	operation of internal control over
    		financial reporting which are
		reasonably likely to adversely affect
		the registrant's ability to record,
    		process, summarize, and
		report financial information; and

b. 	any fraud, whether or not
	material, that involves management
 	or other employees who have a
	significant role in the registrant's
 	internal control over financial reporting.



Date:  May 27, 2005


/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer








EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1. 	I have reviewed this report on Form N-Q
 	of BBH Trust on behalf of:
	BBH Money Market Fund, BBH U.S. Treasury Money Fund,
    	BBH Tax Free Short/Intermediate Fixed income
 	Fund and BBH Tax Exempt Money Fund ("registrant");


2. 	Based on my knowledge, this report does
	not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. 	Based on my knowledge, the schedules of
 	investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. 	The registrant's other certifying
 	officer and I are responsible for
 	establishing and maintaining
	disclosure controls and procedures
     (as defined in rule 30a-3(c)
	under the Investment Company Act
	of 1940) for the registrant and
	have:

       a.   designed such disclosure controls
       	and procedures, or caused such
       	disclosure
        	controls and procedures to be designed
     		under our supervision, to ensure
		that material information
		relating to the registrant,
		including its consolidated
     		subsidiaries, is made known
 		to us by others within those
		 entities,
		particularly during the period
		 in which this report
     		is being prepared;


b. 	designed such internal control
 	over financial reporting, or caused
 	such internal control over financial
 	reporting to be
    		designed under our supervision,
 		to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


       c. 	evaluated the effectiveness of
       	the registrant's disclosure controls
       	and procedures and presented in this
        	report our conclusions about the
       	effectiveness of the disclosure controls
        	and procedures, as of a date within
       	90 days prior to the filing
  		date of this report based
		on such evaluation; and

       d. 	disclosed in this report any
       	change in the registrant's internal
        	control over financial reporting
       	that occurred during  the registrant's
        	most recent fiscal quarter that has
       	materially affected, or is reasonably
        	likely to materially
    		affect the registrant's internal
		control over financial reporting; and

5. 	The registrant's other certifying officer
 	and I have disclosed to the
	registrant's auditors and the audit
   	committee of the registrant's
 	board of directors (or persons
	performing the equivalent
	functions):

       a. 	all significant deficiencies and
       	 material weaknesses in the design
       	or operation of internal control over
    		financial reporting which are
		reasonably likely to adversely
		affect the registrant's ability
 		to record, process, summarize, and report financial information; and

       b. 	any fraud, whether or not material,
       	that involves management or other
       	employees who have a
    		significant role in the registrant's
		internal control over financial reporting.



Date:  May 27, 2005

/s/Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the
Securities Exchange Act of 1934
and the Investment Company
Act of 1940, the registrant has
duly caused this report to be
signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant)	BBH TRUST
               -------------


By (Signature and Title)* /s/John A. Nielsen
                           -------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  May 27, 2005








Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          --------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date: May 27, 2005


* Print name and title of each signing officer under his or her signature.